Aircraft Sublease Receivables - Summary of Subleased Aircraft and the Amounts Receivable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Aircraft sublease receivables	R$ 123,455	R$ 75,052
Aircraft sublease receivables	189,482	204,452
Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	372,490	340,841
Accrued interest	(59,553)	(61,337)
Net lease receivables	312,937	279,504
Aircraft sublease receivables	123,455	75,052
Aircraft sublease receivables	189,482	204,452
Aircraft | Past due
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	34,457	0
Aircraft | Year one
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	142,932	98,152
Aircraft | Year two
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	62,547	86,657
Aircraft | Year three
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	65,040	47,136
Aircraft | Year four
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	65,188	44,154
Aircraft | After year four
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables	R$ 36,783
Aircraft | Year five
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables		44,154
Aircraft | After year five
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease receivables		R$ 20,588